SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 97.0%	Value ($)

	Australia: 2.9%
23,787	Sonic Healthcare Ltd.	$699,174

	Denmark: 3.7%
9,197	Novo Nordisk A/S	890,370

	France: 5.5%
9,167	Danone SA	627,163
4,283	Schneider Electric SE	714,073
		1,341,236
	Germany: 4.8%
3,936	Deutsche Boerse AG	640,715
5,718	Henkel AG & Company KGaA	531,182
		1,171,897
	Ireland: 2.8%
5,448	Medtronic PLC	682,907

	Switzerland: 8.6%
20,685	ABB Ltd.	696,751
5,709	Nestle SA	690,422
1,958	Roche Holding AG	718,466
		2,105,639
	Taiwan: 2.6%
5,586	Taiwan Semiconductor Manufacturing Co., Ltd.	623,677

	United Kingdom: 15.8%
92,897	BAE Systems PLC	707,563
16,256	British American Tobacco PLC	570,447
15,207	Diageo PLC	738,976
31,046	Imperial Tobacco Group PLC	652,039
7,177	Reckitt Benckiser Group PLC	563,862
11,550	Unilever PLC	623,369
		3,856,256

Shares		Value ($)
	United States: 50.3%
6,174	AbbVie Inc.	$665,989
12,279	Aflac Inc.	640,104
5,094	Arthur J Gallagher & Co.	757,223
874	BlackRock Inc.	732,989
1,365	Broadcom Inc.	661,930
12,696	Cisco Systems Inc.	691,043
3,117	CME Group Inc.	602,765
4,631	Eaton Corp. PLC	691,455
2,889	Illinois Tool Works Inc.	596,954
3,922	Johnson & Johnson	633,403
2,687	Microsoft Corp.	757,519
9,458	Otis Worldwide Corp.	778,204
6,483	Paychex Inc.	729,013
4,547	PepsiCo Inc.	683,914
4,781	Procter & Gamble Co/The	668,384
8,104	Raytheon Techologies Corp.	696,620
3,783	Texas Instruments Inc.	727,130
8,015	VF Corp.	536,925
		12,251,564

	Total Common Stocks (Cost $17,901,220)	$23,622,720

	Total Investments in Securities (Cost $17,901,220): 97.0%	23,622,720
	Other Assets less Liabilities: 3.0%	723,927
	Net Assets: 100.0%	$24,346,647

PLC - Public Limited Company